Subsequent Events (Details) R$ in Thousands	1 Months Ended					12 Months Ended
	Aug. 29, 2023 BRL (R$)	Mar. 29, 2023 ha	Mar. 28, 2023 ha	Nov. 25, 2021 ha	Dec. 20, 2020 ha	Jun. 30, 2023 ha
Subsequent Events (Details) [Line Items]
Arable area		215	3,796		4,485.1473	4,011
Possession hectares				4,435.1473
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Second installment amount (in Brazil Real) | R$	R$ 146,948